INVESTMENTS IN ASSOCIATES (Details) - ARS ($) $ / shares in Units, $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Investments in associates [Abstract]
Book value	$ 1,225,330	$ 981,530
Transporte y Servicios de Gas en Uruguay S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 0
Amount	$ 0
Book value	$ 0	58,271
Gas Link S.A. [Member]
Investments in associates [Abstract]
Face value (in pesos per share)	$ 1
Amount	$ 502,962
Book value	$ 1,225,330	$ 923,259